SCHEDULE 1	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2012	2013	2014
General and administrative expenses*	$(1,729)	$(2,073)	$(715)
Other income (expense), net	15,165	12,215	(135,374)
Interest income on loan to a subsidiary	4,818	5,005	—
Interest income	1,421	2,626	4,732
Interest expense	—	—	(61)

Income (loss) before income tax	19,675	17,773	(131,418)
Income tax expenses	—	—	—

Income (loss) before share of net profits of subsidiaries, net of income tax	19,675	17,773	(131,418)
Share of net profits (losses) subsidiaries, net of income tax	47,246	(17,476)	105,830

Net income (loss) attributable to Nam Tai shareholders	$66,921	$297	$(25,588)
Other comprehensive income	—	—	—

Comprehensive income (loss) attributable to Nam Tai shareholders	$66,921	$297	$(25,588)

* Amount of share-based compensation expense included in general and administrative expenses	$547	$1,536	$309

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$40,535	$56,099
Short term investment	64,975	73,505
Prepaid expenses and other receivables	2,829	4,026
Amounts due from subsidiaries	33,392	10,037

Total current assets	141,731	143,667
Property, plant and equipment, net	3,967	3,693
Loan to a subsidiary—non current	93,108	—
Investments in subsidiaries	128,715	234,545

Total assets	$367,521	$381,905

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$509	$881
Dividend payable	3,622	3,409
Bank loan	—	40,000
Amounts due to subsidiaries	—	20,663

Total liabilities	4,131	64,953

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 45,272,735 and 42,618,322 shares as at December 31, 2013 and 2014)	453	426
Additional paid-in capital	291,731	274,276
Retained earnings	71,214	42,258
Accumulated other comprehensive loss	(8)	(8)

Total shareholders’ equity	363,390	316,952

Total liabilities and shareholders’ equity	$367,521	$381,905

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2012	44,803,735	$448	$287,055	$34,711	$(8)	$322,206
Stock-based compensation expenses	—	—	547	—	—	547
Net income	—	—	—	66,921	—	66,921
Cash dividends declared ($0.28 per share)	—	—	—	(26,882)	—	(26,882)

Balance at December 31, 2012	44,803,735	$448	$287,602	$74,750	$(8)	$362,792
Shares issued on exercise of options	469,000	5	2,593	—	—	2,598
Stock-based compensation expenses	—	—	1,536	—	—	1,536
Net income	—	—	—	297	—	297
Cash dividends declared ($0.08 per share)	—	—	—	(3,622)	—	(3,622)
Cash dividends paid	—	—	—	(211)	—	(211)

Balance at December 31, 2013	45,272,735	$453	$291,731	$71,214	$(8)	$363,390
Shares issued on exercise of options	15,000	—	89	—	—	89
Cancellation of shares	(2,669,413)	(27)	(17,853)	—	—	(17,880)
Stock-based compensation expenses			309			309
Net loss	—	—	—	(25,588)	—	(25,588)
Cash dividends declared ($0.08 per share)	—	—	—	(3,409)	—	(3,409)
Cash dividends reversal	—	—	—	41	—	41

Balance at December 31, 2014	42,618,322	$426	$274,276	$42,258	$(8)	$316,952

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2012	2013	2014
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	$66,921	$297	$(25,588)

Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(47,246)	17,476	(105,830)
Depreciation	266	111	—
Share-based compensation expenses	547	1,536	309
Cancellation of loan and interest owing by subsidiary	—	—	133,354
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	228	(2,553)	(1,197)
(Decrease) increase in accrued expenses and other payables	(443)	(929)	53

Net cash provided by operating activities	$20,273	$15,938	$1,101

Cash flows from investing activities:
Increase in short term investment	(14,357)	(15,793)	(8,530)
Decrease (increase) in amounts due from subsidiaries	8,979	(3,683)	4,046

Net cash used in investing activities	$(5,378)	$(19,476)	$(4,484)

Cash flows from financing activities:
Proceeds from bank loan	—	—	40,000
Share repurchase program	—	—	(17,561)
Dividend paid	(12,545)	(27,093)	(3,581)
Proceeds from shares issued on exercise of options	—	2,598	89

Net cash (used in) provided by financing activities	$(12,545)	$(24,495)	$18,947

Net increase (decrease) in cash and cash equivalents	2,350	(28,033)	15,564
Cash and cash equivalents at beginning of year	66,218	68,568	40,535

Cash and cash equivalents at end of year	$68,568	$40,535	$56,099

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2014, $343,719 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2012, 2013 and 2014.

During the years ended December 31, 2012, 2013 and 2014, no cash dividend was declared and paid by subsidiaries to the Company.